Significant Accounting Policies (Tables) - Coinshares International Limited [Member]	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies (Tables) [Line Items]
Schedule of Digital Asset Receivables

Digital asset receivables was made up of the following balances:

	As of December 31,
	2025	2024
Digital asset loans, net of allowance for expected credit losses of $760 and $1,902, respectively	$69,772	$197,300
Stablecoins	8,198	5,063
Digital asset perpetuals and futures – digital asset settled	30,124	2,129
Other	423	1,400
Total digital asset receivables	$108,517	$205,892

Schedule of Amortization of Intangible Assets	Amortization is provided on the following basis:
Fee generating contracts (annuity method)	10 years
Software	3 – 5 years